SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Disaggregation of Revenue
Revenues	$ 6,359,907	$ 3,654,410	$ 3,654,410
Application development services
Disaggregation of Revenue
Revenues	3,870,070		2,491,822
Subscription service
Disaggregation of Revenue
Revenues	1,416,045		$ 1,162,588
AI Computing Power support services
Disaggregation of Revenue
Revenues	$ 1,073,792